Share Capital - Summary of Warrants Outstanding (Details) - CAD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Warrants (in shares)	23,785,874	7,142,578	22,987,750
Exercise Price Range One
Disclosure of classes of share capital [line items]
Warrants (in shares)	7,884,406
Exercise Price Range One | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in CAD per share)	$ 3.00
Exercise Price Range One | Top of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in CAD per share)	$ 6.94
Exercise Price Range Two
Disclosure of classes of share capital [line items]
Warrants (in shares)	15,901,468
Exercise Price Range Two | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in CAD per share)	$ 9.37
Exercise Price Range Two | Top of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in CAD per share)	$ 9.65